Investments - Q3, Available-for-sale Securities in a Loss Position (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) Security	Dec. 31, 2014 USD ($) Security	Dec. 31, 2015 USD ($) Security
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	$ 42,344	$ 77,357	$ 156,678
Less than 12 months, gross unrealized holding losses	(165)	(362)	(2,493)
12 Months or longer, estimated fair value	36,333	44,522	38,696
12 Months or longer, gross unrealized holding losses	(471)	(744)	(893)
Total, estimated fair value	78,677	121,879	195,374
Total, gross unrealized holding losses	(636)	(1,106)	(3,386)
Fixed Maturities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	42,344	74,945	153,422
Less than 12 months, gross unrealized holding losses	(165)	(246)	(2,162)
12 Months or longer, estimated fair value	33,574	44,522	38,670
12 Months or longer, gross unrealized holding losses	(271)	(744)	(888)
Total, estimated fair value	75,918	119,467	192,092
Total, gross unrealized holding losses	$ (436)	$ (990)	$ (3,050)
Number of securities held | Security	84	106	156
Number of available-for-sale securities in unrealized loss positions, greater than one year | Security	28	40	36
Percentage of securities rated A- or better	90.50%		88.10%
OTTIs from securities	$ 0	$ 0
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	0	2,003	$ 2,999
Less than 12 months, gross unrealized holding losses	0	0	(2)
12 Months or longer, estimated fair value	0	0	0
12 Months or longer, gross unrealized holding losses	0	0	0
Total, estimated fair value	0	2,003	2,999
Total, gross unrealized holding losses	0	0	(2)
Obligations of States, Municipalities and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	17,331	3,486	844
Less than 12 months, gross unrealized holding losses	(126)	(2)	(2)
12 Months or longer, estimated fair value	0	4,442	2,550
12 Months or longer, gross unrealized holding losses	0	(47)	(44)
Total, estimated fair value	17,331	7,928	3,394
Total, gross unrealized holding losses	(126)	(49)	(46)
Corporate and Other Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	13,543	55,110	89,334
Less than 12 months, gross unrealized holding losses	(12)	(182)	(1,515)
12 Months or longer, estimated fair value	15,340	0	6,978
12 Months or longer, gross unrealized holding losses	(181)	0	(28)
Total, estimated fair value	28,883	55,110	96,312
Total, gross unrealized holding losses	(193)	(182)	(1,543)
Energy Sector Debt Obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Total, gross unrealized holding losses			(1,100)
Asset-backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	3,749	11,831	30,002
Less than 12 months, gross unrealized holding losses	(7)	(54)	(209)
12 Months or longer, estimated fair value	11,423	11,161	13,070
12 Months or longer, gross unrealized holding losses	(71)	(91)	(222)
Total, estimated fair value	15,172	22,992	43,072
Total, gross unrealized holding losses	(78)	(145)	(431)
Residential Mortgage-backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	7,721	2,515	30,243
Less than 12 months, gross unrealized holding losses	(20)	(8)	(434)
12 Months or longer, estimated fair value	6,811	28,919	16,072
12 Months or longer, gross unrealized holding losses	(19)	(606)	(594)
Total, estimated fair value	14,532	31,434	46,315
Total, gross unrealized holding losses	(39)	(614)	(1,028)
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
OTTIs from securities	0	0
Exchange Traded Funds [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 Months, estimated fair value	0	2,412	3,256
Less than 12 months, gross unrealized holding losses	0	(116)	(331)
12 Months or longer, estimated fair value	2,759	0	26
12 Months or longer, gross unrealized holding losses	(200)	0	(5)
Total, estimated fair value	2,759	2,412	3,282
Total, gross unrealized holding losses	$ (200)	$ (116)	$ (336)
Number of securities held | Security	1	3	5
Number of available-for-sale securities in unrealized loss positions, greater than one year | Security	1	0	1